Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
The Company is obligated under long-term real estate leases for corporate office space that was extended during the third quarter of 2015. Prior to this extension, the lease would have expired in October 2016, the lease is now set to expire in October 2022. In addition, the research lab space at CET, under an agreement amended in July 2012, is leased through April 2023, with an option to extend the lease through April 2028. The Company also subleases a portion of the space under these leases.
Rent expense is recognized over the expected term of the lease, including renewal option periods, if applicable, on a straight-line basis as a component of general and administrative expense. Rent expense and sublease income as follows for the years ended December 31:

	2019	2018	2017

Rent expense	$1,246,143	$1,136,610	$1,074,437

Sublease income	$688,020	$662,358	$573,494

In March 2016, the FASB issued ASU 2016-02. ASU 2016-02’s core principle is to increase transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheet and disclosing key information. The Company adopted ASU 2016-02 under the alternative transition method (the effective date approach). It allowed the Company to initially apply the new lease guidance at the adoption date (rather than at the beginning of the earliest period presented). Prior periods have not been adjusted.
The primary effect of adopting ASU 2016-02 to the Company was to record right-of-use assets and obligations for the leases currently classified as operating leases. The Company’s significant operating leases include the lease of approximately 25,500 square feet of office space in Nashville, Tennessee for its corporate headquarters. This lease currently expires in October 2022. The operating leases also include the lease of approximately 14,200 square feet of wet laboratory and office space in Nashville, Tennessee by Cumberland Emerging Technologies (“CET”),
our majority-owned subsidiary, where it operates the CET Life Sciences Center. This lease currently expires in April 2023. The Company did not have any leases classified as finance leases at January 1, 2019 or December 31, 2019. The new lease accounting standard did not have a significant impact on the Company's Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) for any period presented.
The Company elected the package of practical expedients offered in the transition guidance which allows management not to reassess lease identification, lease classification and initial direct costs at the adoption date.
These operating leases resulted in initial ROU assets of $3.6 million and lease liabilities of $3.8 million as of January 1, 2019 for non-cancelable operating leases with original lease terms in excess of one year.
Operating lease liabilities were recorded as the present value of remaining lease payments not yet paid for the lease term discounted using the incremental borrowing rate associated with each lease. Operating lease right-of-use assets represent operating lease liabilities adjusted for lease incentives and initial direct costs. As the Company’s leases do not contain implicit borrowing rates, the incremental borrowing rates were calculated based on information available at January 1, 2019. Incremental borrowing rates reflect the Company’s estimated interest rates for collateralized borrowings over similar lease terms. The weighted-average remaining lease term is 3.4 years and the weighted-average incremental borrowing rate used to discount the present value of the remaining lease payments is 7.42%.
Lease Position
At December 31, 2019, the Company recorded the following on the Condensed Consolidated Balance Sheet:

Right-of-Use Assets	Balance Sheet Classification	December 31, 2019
Operating lease right-of-use assets	Other noncurrent assets	$2,960,569
Total		$2,960,569

Lease Liabilities	Balance Sheet Classification	December 31, 2019
Current:
Operating lease liabilities	Other current liabilities	$920,431
Noncurrent:
Operating lease liabilities	Other noncurrent liabilities	2,076,472
Total		$2,996,903
Cumulative future minimum sublease income under non-cancelable operating subleases totals approximately $0.7 million and will be paid through the leases ending in October 2022 and April 2023. Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) are as follows:

As of December 31, 2019:
2020	$1,120,066
2021	1,144,889
2022	1,019,313
2023	92,478
After 2023	—
Total future minimum lease payments	3,376,746
Less Interest	(379,843)
Present value of lease liabilities	$2,996,903
The Company's future minimum lease commitments, under Topic 840, predecessor to Topic 842, are as follows:

As of December 31, 2018:
2019	$959,902
2020	980,720
2021	1,001,603
2022	871,969
2023	44,508
After 2023	—
Total future minimum lease payments	$3,858,702